Share - Based Compensation (Tables)	12 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share based compensation expense
The 2011 Plan, which expires in 2016, provides for granting of SARs, stock options, stock awards, cash awards, and such other awards or combination thereof as the Executive Organization and Compensation Committee or the Corporate Governance Committee of the Board of Directors (the Committee) may determine to officers, other key associates and members of the Board of Directors. Grants are generally made by the Committee at regularly scheduled meetings. Compensation costs charged to expense under award programs paid (or to be paid) with shares (including SARs, stock options, performance shares, restricted stock, and RSUs) are summarized in the table below:

Year Ended June 30,	2013	2012	2011
SARs and options	$2,317	$2,058	$2,473
Performance shares	1,074	1,983	1,705
Restricted stock and RSUs	2,370	2,325	1,453
Total compensation costs under award programs	$5,761	$6,366	$5,631

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The aggregate unrecognized compensation cost for share-based award programs paid (or with the potential to be paid) at June 30, 2013 are summarized in the table below:

Year Ended June 30,	2013	Expected Period of Recognition
SARs and options	$2,193	2.5
Performance shares	2,648	1.8
Restricted stock and RSUs	2,760	1.4
Total unrecognized compensation costs under award programs	$7,601	1.9

Weighted-average assumptions used for SARs and stock option grants issued
The weighted-average assumptions used for SARs and stock option grants issued in fiscal 2013, 2012 and 2011 are:

	2013	2012	2011
Expected life, in years	5.5	5.6	5.1
Risk free interest rate	0.9%	1.1%	1.6%
Dividend yield	2.5%	2.5%	2.5%
Volatility	43.3%	44.2%	46.2%
Per share fair value of SARs and stock options granted during the year	$13.11	$9.88	$9.78

Summary of SARs and stock option activity
A summary of SARs and stock options activity is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Exercise Price
(Share amounts in thousands)
Outstanding, beginning of year	1,228	$24.68
Granted	218	41.71
Exercised	(349)	22.22
Forfeited	(17)	31.56
Outstanding, end of year	1,080	$28.79
Exercisable at end of year	654	$25.47

Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity
A summary of nonvested performance shares activity at June 30, 2013 is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	62	$28.80
Awarded	29	33.76
Forfeitures	(1)	25.07
Vested	—	—
Nonvested, end of year	90	$30.45

Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity
A summary of the status of the Company’s nonvested restricted stock and RSUs at June 30, 2013 is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	251	$28.50
Granted	41	42.05
Forfeitures	(9)	30.34
Vested	(105)	26.09
Nonvested, end of year	178	$32.96